Fixed Assets and Asset Retirement Obligations	12 Months Ended
Dec. 31, 2018
Fixed Assets And Asset Retirement Obligations [Abstract]
Fixed Assets and Asset Retirement Obligations	Fixed Assets, Mineral Leaseholds and Asset Retirement Obligations
Fixed Assets
Fixed assets consisted of the following:

	December 31,
	2018	2017
Crude oil pipelines and natural gas pipelines and related assets	$2,918,285	$3,028,657
Alkali facilities, machinery, and equipment	533,924	497,601
Onshore facilities, machinery, and equipment	639,023	692,364
Transportation equipment	20,102	21,483
Marine vessels	951,597	918,953
Land, buildings and improvements	222,242	223,186
Office equipment, furniture and fixtures	20,505	18,112
Construction in progress	94,025	151,768
Other	41,155	48,891
Fixed assets, at cost	5,440,858	5,601,015
Less: Accumulated depreciation	(1,023,825)	(734,986)
Net fixed assets	$4,417,033	$4,866,029

Mineral Leaseholds
Our Mineral Leaseholds, relating to our acquired Alkali Business, consist of the following:

	December 31, 2018	December 31, 2017
Mineral leaseholds	566,019	566,019
Less: Accumulated depletion	(5,538)	(1,513)
Mineral leaseholds, net	$560,481	$564,506

Depreciation expense was $286.0 million, $226.0 million and $194.0 million for the years ended December 31, 2018, 2017, and 2016, respectively. Depletion expense was $4.0 million and $1.5 million for the years ended December 31, 2018 and 2017, respectively.
On October 11, 2018, we completed the divestiture of our Powder River Basin midstream assets, included in our Onshore Facilities and Transportation segment, and received total net proceeds of approximately $300 million. This sale resulted in a gain of $38.9 million recorded in Gains on assets sales in the Consolidated Statements of Operations. Additionally, we recorded an impairment expense of $21.2 million on our remaining non-core midstream assets in the Powder River Basin as the carrying value exceeded the fair value in the current market at December 31, 2018.
During 2018, we also recorded impairment expense of $82.0 million associated with certain of our non-core offshore gas assets in the Gulf of Mexico due to a change in contractual arrangements during the fourth quarter. Included in this amount is the acceleration in timing of the abandonment of one of our offshore hub platforms and pipelines and the write-off of its associated asset retirement obligation assets. The fair value of our assets was determined based on present value techniques.
During 2017, we sold certain non-core natural gas gathering and platform assets in the Gulf of Mexico included in our offshore pipeline transportation services segment, as well as certain onshore terminal facilities in West Texas included in our onshore facilities and transportation segment. These sales resulted in total gains on asset sales of $40.3 million for the year ended December 31, 2017 recorded in Gains on assets sales in the Consolidated Statements of Operations.
Asset Retirement Obligations
We record AROs in connection with legal requirements to perform specified retirement activities under contractual arrangements and/or governmental regulations. For any AROs acquired, we record AROs based on the fair value measurement assigned during the preliminary purchase price allocation.
A reconciliation of our liability for asset retirement obligations is as follows:

December 31, 2016	$213,726
Accretion expense	11,008
Revisions in timing and estimated costs of AROs	7,146
Acquisitions	131
Divestitures	(7,649)
Settlements	(26,415)
Other	240
December 31, 2017	198,187
Accretion expense	10,509
Revisions in timing and estimated costs of AROs	44,319
Settlements	(13,150)
December 31, 2018	$239,865

At December 31, 2018 and December 31, 2017, $67.5 million and $20.9 million are included as current in "Accrued liabilities" on our Consolidated Balance Sheet, respectively. Revisions in timing and estimated costs during 2018 is primarily attributable to the accelerated timing and revised costs associated with the abandonment of certain of our non-core offshore gas assets in the Gulf of Mexico. The remainder of the ARO liability at each period is included in "Other long-term liabilities" on our Consolidated Balance Sheet.
With respect to our AROs, the following table presents our forecast of accretion expense for the periods indicated:

2019	$9,928
2020	$10,997
2021	$9,313
2022	$9,892
2023	$10,586

Certain of our unconsolidated affiliates have AROs recorded at December 31, 2018 relating to contractual agreements and regulatory requirements. These amounts are immaterial to our Consolidated Financial Statements.